Due from brokers (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Due to and from Broker-Dealers and Clearing Organizations [Abstract]
Cash held at brokers	$ 94,902
Due from brokers	$ 94,902	$ 0